INVENTORY (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Disclosure of inventory

(US $ millions)	Dec 31, 2017	Dec 31, 2016
Raw materials	$68	$55
Finished goods	74	61
Operating and maintenance supplies	82	69
	$224	$185